UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-23763

First Trust Real Assets Fund

(Exact name of registrant as specified in charter)

c/o UMB Fund Services, Inc.

235 West Galena Street

Milwaukee, WI 53212

(Address of principal executive offices) (Zip code)

Ann Maurer

235 West Galena Street

Milwaukee, WI 53212

(Name and address of agent for service)

registrant's telephone number, including area code: (414) 299-2270

Date of fiscal year end: March 31

Date of reporting period: September 30, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	REPORTS TO STOCKHOLDERS.

(a)	The Report to Shareholders is attached herewith.

First Trust
Capital Management

FIRST TRUST REAL ASSETS FUND

Class A Shares - FTRDX
Class I Shares - FTREX

Semi-Annual Report
September 30, 2024
(Unaudited)

First Trust Capital Management L.P. | 225 W. Wacker Dr. | Suite 2160 | Chicago, IL 60606 | P: 773.828.6700

First Trust Real Assets Fund
This report and the financial statements contained herein are provided for the general information of the shareholders of the First Trust Real Assets Fund (the “Fund”). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

First Trust Real Assets Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS
As of September 30, 2024 (Unaudited)

Principal Amount1		Value
	ASSET-BACKED SECURITIES – 7.9%
$119,150	Home Partners of America Trust Series 2021-2, Class F, 3.799%, 12/17/20262	$111,668
	Pretium Mortgage Credit Partners, LLC
118,417	Series 2022-NPL1, Class A1, 2.981%, 1/25/20522,3,4	117,932
89,304	Series 2023-RN1, Class A1, 8.232%, 9/25/20532,3,4	91,615
131,629	PRP Advisors, LLC Series 2021-3, Class A1, 4.867%, 4/25/20262,3,4	131,270
700,000	RCKT Mortgage Trust 2024-CES3 Series 2024-CES3, Class M1, 6.866%, 5/25/20442,3,5	716,445
	Saluda Grade Alternative Mortgage Trust
203,584	Series 2023-FIG3, Class A, 7.067%, 8/25/20532,3,5	212,391
203,583	Series 2023-FIG3, Class B, 7.712%, 8/25/20532,3	212,332
	TOTAL ASSET-BACKED SECURITIES (Cost $1,561,921)	1,593,653
	BANK LOANS – 2.3%
472,263	CIRE Alto OpCo, LLC 10.800%, 11/29/20246	472,263
	TOTAL BANK LOANS (Cost $472,263)	472,263
Number of Shares
	CLOSED-END FUNDS – 5.3%
51,643	Pender Real Estate Credit Fund – Class I	518,501
43,328	Stepstone Private Infrastructure Fund – Class I*	541,594
	TOTAL CLOSED-END FUNDS (Cost $994,449)	1,060,095
Principal Amount1
	COLLATERALIZED MORTGAGE OBLIGATIONS – 12.1%
$250,000	Freddie Mac Structured Agency Credit Risk Debt Notes Series 2022-HQA3, Class M2, 10.630% (30-Day SOFR Average+535 basis points), 8/25/20422,3,7	272,684
200,000	Series 2023-HQA2, Class M1B, 8.630% (30-Day SOFR Average+335 basis points), 6/25/20432,3,7	210,028
	GCAT Trust
250,000	Series 2021-NQM6, Class M1, 3.414%, 8/25/20662,3,5	190,576
163,913	Series 2022-NQM4, Class A3, 5.730%, 8/25/20672,3,4	169,986
227,000	GS Mortgage-Backed Securities Trust Series 2023-CCM1, Class B1, 7.488%, 8/25/20532,3,5	227,044
199,776	Series 2023-PJ4, Class A15, 6.000%, 1/25/20542,3,5	206,842

First Trust Real Assets Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2024 (Unaudited)

Principal Amount1		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$154,335	JP Morgan Mortgage Trust Series 2016-4, Class B3, 3.796%, 10/25/20462,3,5	$145,471
120,700	Series 2016-4, Class B4, 3.796%, 10/25/20462,3,5	92,623
164,947	Series 2016-4, Class B5, 3.796%, 10/25/20462,3,5	94,026
250,000	New Residential Mortgage Loan Trust Series 2022-NQM1, Class M1, 3.601%, 4/25/20612,3,5	190,036
	Radnor RE Ltd.
200,000	Series 2022-1, Class M1B, 12.030% (30-Day SOFR Average+675 basis points), 9/25/20322,3,7	213,650
250,000	Series 2021-1, Class M2, 8.430% (30-Day SOFR Average+315 basis points), 12/27/20332,3,7	255,939
200,000	Verus Securitization Trust Series 2021-7, Class B1, 4.143%, 10/25/20662,3,5	161,513
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,393,197)	2,430,418
Number of Shares
	PRIVATE INVESTMENT FUNDS – 18.8%
465,543	CBRE U.S. Core Partners LP	741,745
N/A8	FCP Realty Fund VI-A LP	21,217
N/A8	HillPointe Workforce Housing Partners V LP*,9	40,000
N/A8	HillPointe Workforce Partnership IV LP*,9	425,843
N/A8	Nuveen Real Estate U.S. Cities Industrial Fund6	755,518
N/A8	Nuveen Real Estate U.S. Cities Multifamily Fund LP6	149,348
N/A8	Blue Owl Real Estate Net Lease Property Fund	1,291,072
N/A8	Wynwood BN, LLC	354,201
	TOTAL PRIVATE INVESTMENT FUNDS (Cost $4,141,862)	3,778,944
	REAL ESTATE INVESTMENT TRUSTS – 37.6%
61,200	Bailard Real Estate Investment Trust, Inc.	1,878,846
N/A8	CIRE Real Estate Investment Trust, Inc.	1,881,990
60,785	Invesco Real Estate Income Trust, Inc.6	1,666,071
46,020	Jones Lang LaSalle Income Property Trust, Inc. – Class M-I	532,910
63,139	RREEF Property Trust, Inc. – Class D	859,957
33,153	Starwood Real Estate Income Trust, Inc.6	739,599
	TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $8,149,495)	7,559,373

First Trust Real Assets Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2024 (Unaudited)

Number of Shares		Value
	SHORT-TERM INVESTMENTS – 16.2%
3,253,065	Morgan Stanley Institutional Liquidity Fund – Government Portfolio – Institutional Class, 4.76%10	$3,253,065
	TOTAL SHORT-TERM INVESTMENTS (Cost $3,253,065)	$3,253,065
	TOTAL INVESTMENTS – 100.2% (Cost $20,966,252)	20,147,811
	Liabilities in Excess of Other Assets – (0.2)%	(32,724)
	TOTAL NET ASSETS – 100.0%	$20,115,087
LLC – Limited Liability Company
LP – Limited Partnership
* Non-income producing security.
1 Local currency.
2 Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $4,024,071, which represents 20.01% of the total net assets of the Fund.
3 Callable.
4 Step rate security.
5 Variable rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
6 The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
7 Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
8 Investment does not issue shares.
9 All or a portion of this investment is a holding of FTRAF Sub1 LLC.
10 The rate is the annualized seven-day yield at period end.

First Trust Real Assets Fund
CONSOLIDATED SCHEDULE OF INVESTMENTS — Continued
As of September 30, 2024 (Unaudited)

Securities With Restrictions on Redemptions	Redemptions Permitted	Redemption Notice Period	Cost	Fair Value	Original Acquisition Date
Bailard Real Estate Investment Trust, Inc.1	Quarterly	30 Days	$2,164,252	$1,878,846	6/29/2022
CBRE U.S. Core Partners, LP1	Quarterly	60 Days	950,000	741,745	9/30/2022
CIRE Real Estate Investment Trust, Inc.1,2	Quarterly	90 Days	1,691,577	1,881,990	3/31/2023
FCP Realty Fund VI LP1	Not Permitted	N/A	28,471	21,217	5/14/2024
HillPointe Workforce Housing Partners V LP1	Not Permitted	N/A	40,000	40,000	8/16/2024
Hillpointe Workforce Partnership IV, LP1	Not Permitted	N/A	440,000	425,843	3/9/2023
Invesco Real Estate Income Trust, Inc.	Monthly	30 Days	1,771,033	1,666,071	4/29/2022
Nuveen Real Estate U.S. Cities Industrial Fund1	Quarterly	45 Days	798,466	755,518	10/2/2023
Nuveen Real Estate U.S. Cities Multifamily Fund LP1	Quarterly	45 Days	199,925	149,348	10/3/2022
Blue Owl Real Estate Net Lease Property Fund1	Quarterly	60 Days	1,335,000	1,291,072	10/31/2022
Pender Real Estate Credit Fund – Class I	Quarterly3	N/A	494,449	518,501	5/2/2022
RREEF Property Trust, Inc. – Class D	Monthly4	10 Days	1,037,077	859,957	5/6/2022
Starwood Real Estate Income Trust, Inc.	Monthly	2 Days	824,221	739,599	4/29/2022
Stepstone Private Infrastructure Fund – Class I	Quarterly3	N/A	500,000	541,594	1/23/2024
Wynwood BN, LLC1	Not permitted	N/A	350,000	354,201	1/26/2023
Totals:			$12,624,471	$11,865,502

1 Securities generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.
2 The Real Estate Investment Trust can institute a limit on redemptions at the trust level of 5% of the fair value of the investment in the Real Estate Investment Trust.
3 The Closed-End Fund can institute a limit on redemptions at the fund level of 5% of the net asset value of the Closed-End Fund.
4 The Closed-End Fund can institute a limit on redemptions at the fund level of 2% of the net asset value of the Closed-End Fund.
See accompanying Notes to Consolidated Financial Statements.

First Trust Real Assets Fund
CONSOLIDATED SUMMARY OF INVESTMENTS
As of September 30, 2024 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Asset-Backed Securities	7.9%
Bank Loans	2.3%
Closed-End Funds	5.3%
Collateralized Mortgage Obligations	12.1%
Private Investment Funds	18.8%
Real Estate Investment Trusts	37.6%
Short-Term Investments	16.2%
Total Investments	100.2%
Liabilities in Excess of Other Assets	(0.2)%
Total Net Assets	100.0%
See accompanying Notes to Consolidated Financial Statements.

First Trust Real Assets Fund
CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES
As of September 30, 2024 (Unaudited)

Assets:
Investments, at fair value (cost $20,966,252)	$20,147,811
Cash	5,001
Receivables:
Due from Investment Adviser	1,839
Dividends and interest	52,161
Fund shares sold	331
Prepaid expenses	29,041
Total assets	20,236,184
Liabilities:
Payables:
Legal fees	45,350
Tax service fees	21,720
Audit fees	21,573
Distribution fees – Class I (Note 3)	13,941
Unused line of credit fees (Note 9)	9,269
Shareholder reporting fees	4,230
Fund services expense	3,908
Trustees’ fees	61
Accrued other expenses	1,045
Total liabilities	121,097
Commitments and contingencies (Note 10)
Net Assets	$20,115,087
Components of Net Assets
Paid-in Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$21,414,076
Total accumulated deficit	(1,298,989)
Net Assets	$20,115,087
Class I Shares:
Net assets applicable to shares outstanding	$20,115,087
Shares of beneficial interest issued and outstanding	2,169,004
Net asset value, price per share	$9.27
See accompanying Notes to Consolidated Financial Statements.

First Trust Real Assets Fund
CONSOLIDATED STATEMENT OF OPERATIONS
For the Six Months Ended September 30, 2024 (Unaudited)

Investment Income:
Dividends	$72,793
Interest	237,715
Total investment income	310,508
Expenses:
Investment Management Fees	137,269
Legal fees	59,366
Shareholder reporting fees	26,047
Registration fees	23,623
Trustees’ fees and expenses	22,561
Tax services	22,385
Audit fees	21,574
Chief Compliance Officer fees	13,278
Commitment fees (Note 9)	12,029
Distribution fees – Class I (Note 3)	11,756
Fund services expense	9,500
Insurance fees	4,112
Unused line of credit fees (Note 9)	1,769
Miscellaneous	992
Total expenses	366,261
Investment Management Fees waived	(137,269)
Other expenses absorbed	(45,699)
Net expenses	183,293
Net investment income	127,215
Realized and Unrealized loss:
Net realized loss on investments	(97,234)
Net change in unrealized appreciation/depreciation on investments	313,911
Net realized and unrealized loss on investments	216,677
Net Increase in Net Assets from Operations	$343,892
See accompanying Notes to Consolidated Financial Statements.

First Trust Real Assets Fund
CONSOLIDATED STATEMENT OF CHANGES IN NET ASSETS

	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$127,215	$231,728
Net realized gain (loss) on investments	(97,234)	31,103
Net change in unrealized appreciation/depreciation on investments	313,911	(225,275)
Net increase resulting from operations	343,892	37,556
Distributions to Shareholders	(537,138)	(553,177)
Return of capital	—	(353,776)
Total distributions to shareholders	(537,138)	(906,953)
Capital Transactions:
Net proceeds from shares sold:
Class I	1,160,270	3,577,538
Reinvestment of distributions:
Class I	2,461	23,632
Cost of shares repurchased:
Class I	(2,996,887)	(3,429,301)
Net increase (decrease) resulting from capital transactions	(1,834,156)	171,869
Total decrease in net assets	(2,027,402)	(697,528)
Net Assets
Beginning of period	22,142,489	22,840,017
End of period	$20,115,087	$22,142,489
Capital Share Transactions:
Shares sold:
Class I	125,549	378,091
Shares reinvested:
Class I	267	2,479
Shares repurchased:
Class I	(324,851)	(363,744)
Net increase (decrease) in capital share transactions	(199,035)	16,826
See accompanying Notes to Consolidated Financial Statements.

First Trust Real Assets Fund
CONSOLIDATED STATEMENT OF CASH FLOWS
For the Six Months Ended September 30, 2024 (Unaudited)

Increase (Decrease) in Cash
Cash flows provided by (used for) operating activities:
Net increase in net assets resulting from operations	$343,892
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Purchases of long-term portfolio investments	(888,936)
Sales of long-term portfolio investments	1,935,108
Return of capital dividends received	196,095
Purchase/Sales of short-term investments, net	133,975
Decrease in due from Investment Adviser	309,419
Decrease in dividends and interest	16,367
Increase in prepaid expenses	(20,390)
Decrease in audit fees	(21,527)
Decrease in distribution fees – Class I (Note 3)	(2,346)
Decrease in shareholder reporting fees	(623)
Increase in unused line of credit fees (Note 9)	9,269
Increase in Trustees’ fees	61
Decrease in Chief Compliance Officer fees	(2,217)
Decrease in fund services expense	(1,383)
Decrease in tax service fees	(280)
Decrease in legal fees	(12,058)
Decrease in accrued other expenses	(681)
Net amortization on investments	(11,337)
Net realized loss on investments	94,648
Net change in unrealized appreciation/depreciation on investments	(313,911)
Net cash provided by operating activities	1,763,145
Cash flows provided by (used for) financing activities:
Proceeds from shares sold	1,159,939
Redemption of shares	(2,996,887)
Dividends paid to shareholders, net of reinvestments	(534,677)
Net cash used for financing activities	(2,371,625)
Net decrease in cash	(608,480)
Cash:
Beginning of period	613,481
End of period	$5,001
Supplemental disclosure of non-cash activities:
Reinvested dividends	$2,461
See accompanying Notes to Consolidated Financial Statements.

First Trust Real Assets Fund
CONSOLIDATED FINANCIAL HIGHLIGHTS
Class I

Per share operating performance.
For a capital share outstanding throughout each period.
	For the Six Months Ended September 30, 2024 (Unaudited)	For the Year Ended March 31, 2024	For the Period May 2, 2022* Through March 31, 2023
Net asset value, beginning of period	$9.35	$9.71	$10.00
Income from Investment Operations:
Net investment income1	0.06	0.10	0.25
Net realized and unrealized loss on investments	0.10	(0.08)	(0.46)
Total from investment operations	0.15	0.02	(0.20)
Less Distributions:
From net investment income	(0.23)	(0.23)	(0.09)
From net realized gain	—	(0.01)	(0.00)2
From return of capital	—	(0.14)	—
Total from distributions	(0.23)	(0.38)	(0.09)
Net asset value, end of period	$9.27	$9.35	$9.71
Total return	1.78%3	0.21%	(2.03)%3
Ratios and Supplemental Data:
Net assets, end of period (in thousands)	$20,115	$22,142	$22,840
Ratio of expenses to average net assets:
Before fees waived and expenses absorbed7	3.55%4	3.61%	4.73%4
After fees waived and expenses absorbed7	1.78%4	1.65%	1.65%4
Ratio of net investment income (loss) to average net assets:
Before fees waived and expenses absorbed	(0.54)%4	(0.92)%	(0.26)%4
After fees waived and expenses absorbed	1.23%4	1.04%	2.81%4
Portfolio turnover rate	5%3	32%	2%3

* Commencement of operations.
1 Based on average shares outstanding for the period.
2 Less than 0.005
3 Not Annualized.
4 Annualized.
5 If commitment fees and unused line of credit fees had been excluded, the expense ratios would have been lowered by 0.13%, 0.00% and 0.00%, for the six months ended September 30, 2024 and the period ended March 31, 2024 and 2023, respectively.
See accompanying Notes to Consolidated Financial Statements.

First Trust Real Assets Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS
September 30, 2024 (Unaudited)

Note 1 — Organization
First Trust Real Assets Fund (the “Fund”), is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as a non-diversified, closed-end management investment company. The Fund operates as an interval fund. The Fund operates under an Amended and Restated Agreement and Declaration of Trust dated June 15, 2022 (the “Declaration of Trust”). First Trust Capital Management L.P. serves as the investment adviser (the “Investment Adviser”) of the Fund. Angel Oak Capital Advisors, LLC serves as sub-adviser to the Fund (the “Sub-Adviser” or “Angel Oak”). The Investment Adviser and the Sub-Adviser are investment advisers registered with the Securities and Exchange Commission (the “SEC”) under the Investment Advisers Act of 1940, as amended. The Fund has elected to be treated as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). The Fund currently offers shares of beneficial interest (the “Shares”) in Class I Shares and Class A Shares. Only Class I Shares have been issued as of September 30, 2024.
The Fund’s investment objective is to seek to achieve long-term real return through current income and long-term capital appreciation. Real return is total return after adjusting for inflation.
Class I Shares of the Fund commenced operations on April 29, 2022, and investment operations commenced on May 2, 2022. On June 29, 2022 the Fund commenced the public offering of Class I Shares. The Shares are generally offered for purchase on any business day, which is any day the New York Stock Exchange is open for business, in each case subject to any applicable sales charges and other fees, as described herein. The Shares are issued at net asset value (“NAV”) per Share. No holder of Shares (each, a “Shareholder”) has the right to require the Fund to redeem its Shares.
The Shares of each class represent an interest in the same portfolio of investments of the Fund and have equal rights as to voting, redemptions, dividends and liquidation, subject to the approval of the Fund’s Board of Trustees (the “Board” and the members thereof, “Trustees”). Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments are allocated to each class of shares in proportion to their relative shares outstanding. Shareholders of a class that bears distribution and service expenses under the terms of a distribution plan have exclusive voting rights with respect to that distribution plan.
The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services — Investment Companies.”
(a) Consolidation of Subsidiary
The Fund may make investments through its subsidiary, FTRAF Sub1 LLC, a Delaware limited liability company and wholly-owned and controlled subsidiary. The Consolidated Schedule of Investments, Consolidated Statement of Assets and Liabilities, Consolidated Statement of Operations, Consolidated Statement of Changes in Net Assets, Consolidated Statement of Cashflows and Consolidated Financial Highlights of the Fund include the accounts of the FTRAF Sub1 LLC. All inter-company accounts and transactions have been eliminated in the consolidation for the Fund. FTRAF Sub1 LLC, is advised by the Investment Adviser and acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies specified in the Fund’s prospectus and statement of additional information. FTRAF Sub1 LLC will generally invest in limited partnerships that invest in direct real estate. As of September 30, 2024, the net assets of FTRAF Sub1 LLC were $481,329, or approximately 2.4% of the Fund.
Note 2 — Accounting Policies
The following is a summary of the significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The preparation of financial statements in conformity with the generally accepted accounting principles in the United States of America (“GAAP”) requires

First Trust Real Assets Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.
(a) Valuation of Investments
UMB Fund Services, Inc., the Fund’s administrator (“UMBFS”), calculates the Fund’s NAV as of the close of business on each business day and at such other times as the Board may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board (each, a “Determination Date”).
For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated the Investment Adviser as the valuation designee (“Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Adviser carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.
The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.
Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of the relevant Determination Date. If no sale or official closing price of particular securities are reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Over-the-counter securities not quoted on the Nasdaq Stock Market will be valued at the last sale price on the relevant Determination Date or, if no sale occurs, at the last bid price, in the case of securities held long, or the last ask price, in the case of securities held short, at the time NAV is determined. Equity securities for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the Valuation Designee not to reflect the market value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers. Futures index options will be valued at the mid-point between the last bid price and the last ask price on the relevant Determination Date at the time NAV is determined. The mid-point of the last bid and the last ask is also known as the “mark”.
Fixed-income securities with a remaining maturity of sixty (60) days or more will normally be valued according to dealer-supplied mean quotations or mean quotations from a recognized pricing service. Fixed-income securities for which market quotations are unavailable or are believed by the Valuation

First Trust Real Assets Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

Designee not to reflect market value will be valued based upon broker-supplied quotations, provided that if such quotations are unavailable or are believed by the Valuation Designee not to reflect market value, such fixed-income securities will be valued using valuation models that take into account spread and daily yield changes on government securities in the appropriate market (e.g., matrix pricing). High quality investment grade debt securities (e.g., treasuries, commercial paper, etc.) with a remaining maturity of sixty (60) days or less are valued by the Valuation Designee at amortized cost, which the Valuation Designee has determined to approximate fair value.
Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.
The Fund will generally value shares of exchange-traded funds (“ETFs”) at the last sale price on the exchange on which the ETF is principally traded. The Fund will generally value shares of open-end investment companies and closed-end investment companies that do not trade on one or more of the U.S. national securities exchanges at their respective NAVs.
The Fund will generally value private investment funds in accordance with the value determined as of such date by each private investment fund in accordance with the private investment fund’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in a private investment fund will represent the amount that the Fund could reasonably expect to receive from the private investment fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that the private investment fund does not report a value to the Fund on a timely basis, the Fund will determine the fair value of such private investment fund based on the most recent final or estimated value reported by the private investment fund, as well as any other relevant information available at the time the Fund values its portfolio. Using the nomenclature of the hedge fund industry, any values reported as “estimated” or “final” values are expected to reasonably reflect market values of securities when available or fair value as of the Fund’s valuation date. A substantial amount of time may elapse between the occurrence of an event necessitating the pricing of Fund assets and the receipt of valuation information from the underlying manager of a private investment fund.
The Valuation Designee will consider whether it is appropriate, in light of all relevant circumstances, to value such interests at the NAV as reported by the Underlying Manager at the time of valuation, or whether to adjust such value to reflect a premium or discount to NAV. In accordance with GAAP and industry practice, the Fund may not always apply a discount in cases where there is no contemporaneous redemption activity in a particular Underlying Fund. In other cases, as when an Underlying Fund imposes extraordinary restrictions on redemptions, when other extraordinary circumstances exist, or when there have been no recent transactions In Underlying Fund interests, the Fund may determine that it is appropriate to apply a discount to the NAV of the Underlying Fund. Any such decision will be made in good faith by the Valuation Designee, under oversight by the Board.
Where deemed appropriate by the Valuation Designee and consistent with the Investment Company Act, investments in private investment funds may be valued at cost. Cost will be used only when cost is determined to best approximate the fair value of the particular security under consideration.
The Fund values its investments in real estate investment trusts (“REITs”) based in large part on valuations provided by the external property managers of the REITs or third-party appraisers. These

First Trust Real Assets Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

fair value calculations will involve significant professional judgment by the external property managers of the REITs in the application of both observable and unobservable attributes. The calculated NAVs of the REIT’s assets may differ from their actual realizable value or future fair value. The Valuation Designee may not have the ability to assess the accuracy of these valuations. Because a significant portion of the Fund’s assets are invested in REITs, these valuations have a considerable impact on the Fund’s NAV.
For each period that the NAVs of the REITs are calculated by the external property managers of such REITs and Sub-REITs, each REIT’s NAV is typically adjusted based on the actual income and appreciation or depreciation realized by such REIT when the valuations and income are reported. The Valuation Designee may conclude, in certain circumstances, that the information provided by any such external property manager does not represent the fair value of the Fund’s investment in a REIT and is not indicative of what actual fair value would be under current market conditions. In those circumstances, the Valuation Designee may determine to value the Fund’s investment in the REIT at a discount or a premium to the reported value received from the REIT. Any such decision will be made in good faith by the Valuation Designee, under the oversight of the Board.
In certain circumstances, the Valuation Designee may determine that a private investment fund’s or REIT’s NAV shall be adjusted more frequently. For these investments, the NAVs are adjusted daily based on the total return that each private investment fund or REIT is estimated by the Valuation Designee to generate during the period (adjusted net asset value). The Valuation Designee monitors these estimates daily and updates them as necessary if macro or individual fund changes warrant any adjustments, subject to the review and supervision of the Valuation Designee.
The Valuation Designee will evaluate each private debt investment’s fair value based on numerous factors, including but not limited to changes in credit risk, construction risk, the financial strength of the borrower, and the debt instrument’s spread to US Treasuries. The Fund will also engage qualified external valuation consultants to provide valuation information, typically on a quarterly basis, but at least semiannually. The Fund will generally value any private debt investments at the lesser of their amortized cost or the mid-point of any valuation range as provided by a qualified external valuation consultant. In certain circumstances, the Valuation Designee may determine that this amount does not represent the fair value of the private debt investment based on current market conditions. In such an instance, the Valuation Designee will fair value the investment using another methodology. In its fair valuation assessment process, the Valuation Designee may consider any information it deems appropriate including from external valuation consultants.
The Investment Adviser and/or the Sub-Adviser act as investment adviser to other clients that may invest in securities for which no public market price exists. Valuation determinations by the Investment Adviser and/or Sub-Adviser or their affiliates for other clients may result in different values than those ascribed to the same security owned by the Fund. Consequently, the fees charged to the Fund may be different than those charged to other clients, given that the method of calculating the fees takes the value of all assets, including assets carried at different valuations, into consideration. Prospective investors should be aware that situations involving uncertainties as to the value of portfolio positions could have an adverse effect on the Fund’s NAV if the judgments regarding appropriate valuations should prove incorrect. In no event does the Distributor (defined below) have any responsibility for any valuations of the Fund’s investments (including the accuracy, reliability or completeness thereof) or for the valuation processes utilized for the Fund, and the Distributor disclaims any and all liability for any direct, incidental, or consequential damages arising out of any inaccuracy or incompleteness in valuations. The Distributor has no duty to calculate the NAV of Fund Shares or to inquire into, or liability for, the accuracy of the NAV per Share (including a Class thereof) as calculated by or for the Fund.
(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income and expense is recorded net of applicable

First Trust Real Assets Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

withholding taxes on the ex-dividend date and interest income and expense, including where applicable, accretion of discount and amortization of premium on investments, is recorded on an accrual basis. Withholding taxes on foreign dividends, if applicable, are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Consolidated Statement of Operations. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on a number of factors, including a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention. Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.
(c) Federal Income Taxes
The Fund intends to comply with the requirements of Subchapter M of the Code applicable to RICs and to distribute substantially all of its net investment income and any net realized gains to its shareholders. Therefore, no provision is made for federal income or excise taxes. Due to the timing of dividend distributions and the differences in accounting for income and realized gains and losses for financial statement and federal income tax purposes, the fiscal year in which amounts are distributed may differ from the year in which the income and realized gains and losses are recorded by the Fund.
Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Consolidated Statement of Operations.
The Income Tax Statement requires management of the Fund to analyze tax positions taken in the prior three open tax years, if any, and tax positions expected to be taken in the Fund’s current tax year, as defined by the Internal Revenue Service statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. For the period from the commencement of the Fund’s operations on May 2, 2022 through September 30, 2024 the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.
(d) Closed-End Funds (“CEFs”)
A CEF is a pooled investment vehicle that is registered under the Investment Company Act and whose shares may be listed and traded on U.S. national securities exchanges. Investments in CEFs are subject to various risks, including reliance on management’s ability to meet a CEF’s investment objective and to manage a CEF’s portfolio, and fluctuation in the market value of a CEF’s shares compared to the changes in the value of the underlying securities that the CEF owns. In addition, the Fund bears a pro rata share of the management fees and expenses of each underlying CEF in addition to the Fund’s management fees and expenses, which results in the Fund’s shareholders being subject to higher expenses than if they invested directly in the CEFs.
(e) Private Investment Funds
Private Investment Funds generally exempt under Section 3(c)(1) or 3(c)(7) of the Investment Company Act invest or trade in a wide range of securities. When the Fund invests in securities issued by Private Investment Funds, it will bear its pro rata portion of the Private Investment Funds’ expenses.

First Trust Real Assets Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

These expenses are in addition to the direct expenses of the Fund’s own operations, thereby increasing indirect costs and potentially reducing returns to Shareholders. A Private Investment Fund in which the Fund invests has its own investment risks, and those risks can affect the value of the Fund’s investment in the Private Investment Fund. There can be no assurance that the investment objective of a Private Investment Fund will be achieved. A Private Investment Fund may change its investment objective or policies without the Fund’s approval, which could force the Fund to withdraw its investment from such Private Investment Fund at a time that is unfavorable to the Fund. In addition, one Private Investment Fund may buy the same securities that another Private Investment Fund sells. Therefore, the Fund would indirectly bear the costs of these trades without accomplishing any investment purpose.
(f) Distributions to Shareholders
The Fund intends to make quarterly distributions to its shareholders equal to 5% annually of the Fund’s NAV per Share (the “Distribution Policy”). This predetermined dividend rate may be modified by the Board from time to time, and increased to the extent of the Fund’s investment company taxable income that it is required to distribute in order to maintain its status as a RIC. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. The character of distributions made during the year from net investment income or net realized gains may differ from the characterization for federal income tax purposes due to differences in the recognition of income expense and gain (loss) items for financial statement and tax purposes.
For financial reporting purposes, dividends and distributions to Shareholders are recorded on the ex-date. If, for any distribution, available cash is less than the amount of this predetermined dividend rate, then assets of the Fund will be sold and such disposition may generate additional taxable income. The Fund’s final distribution for each calendar year will include any remaining investment company taxable income and net tax-exempt income undistributed during the year, as well as the remaining net capital gain realized during the year. If the total distributions made in any calendar year exceed investment company taxable income, net tax-exempt income and net capital gain, such excess amount distributed would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits. Payments in excess of the earnings and profits would first be a tax-free return of capital to the extent of the adjusted tax basis in the Shares. After such adjusted tax basis is reduced to zero, the payment would constitute capital gain (assuming the Shares are held as capital assets). This Distribution Policy may, under certain circumstances, have certain adverse consequences to the Fund and its shareholders because it may result in a return of capital resulting in less of a shareholder’s assets being invested in the Fund and, over time, increase the Fund’s expense ratio. The Distribution Policy also may cause the Fund to sell a security at a time it would not otherwise do so in order to manage the distribution of income and gains.
A Shareholder whose shares are registered in its own name will automatically be a participant under the Fund’s dividend reinvestment program (the “DRIP”) and have all income dividends and/or capital gains distributions automatically reinvested in Shares unless such Shareholder, at any time, specifically elects to receive income dividends and/or capital gains distributions in cash.
Distributions received from REITs may be characterized as ordinary income, capital gain, or a return of capital to the Funds. The proper characterization of distributions from REITs is generally not known until after the end of each calendar year. As such, estimates are used in reporting the character of income and distributions for financial statement purposes.
Note 3 — Investment Advisory and Other Agreements and Activity with Affiliates
The Fund has entered into an investment management agreement (the “Investment Management Agreement”) with the Investment Adviser. Pursuant to the Investment Management Agreement, the Fund pays the Investment Adviser a monthly fee equal to 1.35% on an annualized basis of the Fund’s net assets determined as of month-end (the “Investment Management Fee”), subject to certain adjustments.

First Trust Real Assets Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

Pursuant to a separate sub-advisory agreement among the Fund, the Investment Adviser and Angel Oak, Angel Oak receives a portfolio management fee equal to 0.50% on an annualized basis of their portion of the Fund’s average daily net assets. The Sub-Adviser’s fee is paid by the Investment Adviser out of the Investment Management Fee.
The Investment Adviser has entered into an expense limitation and reimbursement agreement (the “Expense Limitation and Reimbursement Agreement”) with the Fund, whereby the Investment Adviser has agreed to waive fees that it would otherwise have been paid, and/or to assume expenses of the Fund (a “Waiver”), if required to ensure that Total Annual Expenses (excluding any taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses (as determined in accordance with SEC Form N-2), expenses incurred in connection with any merger or reorganization, and extraordinary expenses, (such as litigation expenses)) do not exceed 2.40% and 1.65% of the average daily net assets of Class A Shares and Class I Shares, respectively (the “Expense Limit”). For a period not to exceed three years from the date on which advisory fees are waived or Fund expenses absorbed by the Investment Adviser, the Investment Adviser may recoup amounts waived or absorbed, provided it is able to effect such recoupment and remain in compliance with (a) the limitation on Fund expenses in effect at the time of the relevant reduction in advisory fees or payment of the Fund’s expenses, and (b) the limitation on Fund expenses at the time of the recoupment. The Expense Limitation and Reimbursement Agreement may not be terminated by the Fund or the Investment Adviser until April 29, 2025. Thereafter, the Expense Limitation and Reimbursement Agreement will automatically renew for consecutive one-year terms unless terminated by the Fund or the Investment Adviser upon 30 days’ advanced written notice. Because taxes, leverage interest, brokerage commissions, dividend and interest expenses on short sales, acquired fund fees and expenses, expenses incurred in connection with any merger or reorganization, and extraordinary expenses are excluded from the Expense Limit, Total Annual Expenses (after fee waivers and expense reimbursements) are expected to exceed 2.40% and 1.65% for the Class A Shares and Class I Shares, respectively.
For the six months ended September 30, 2024, the Investment Adviser has waived $137,269 in advisory fees and absorbed $45,699 in other expenses. At September 30, 2024, the amount of these potentially recoverable expenses was $1,077,643. The Investment Adviser may recapture all or a portion of this amount no later than March 31st of the year stated below:
2026	$456,465
2027	438,210
2028	182,968
Total	$1,077,643
Pursuant to exemptive relief from the SEC, the Fund has adopted a distribution and service plan for Class A and Class I Shares (the “Distribution and Servicing Plan”). The Fund may pay a distribution and servicing fee (the “Distribution and Servicing Fee”) of up to 1.00% and 0.25% on an annualized basis of the aggregate net assets of the Fund attributable to Class A and Class I Shares, respectively, to qualified recipients. Payment of the Distribution and Servicing Fee is governed by the Distribution and Service Plan for Class A and Class I Shares which, pursuant to the conditions of the exemptive order issued by the SEC, has been adopted by the Fund with respect to the applicable class in compliance with Rule 12b-1 under the Investment Company Act. Pursuant to the Distribution and Service Plan, the Fund paid $11,756 as Distribution and Servicing Fee for Class I Shares, as reported on the Consolidated Statement of Operations.
First Trust Portfolios L.P., an affiliate of the Investment Adviser, currently serves as the Fund’s distributor (the “Distributor”). UMBFS serves as the Fund’s fund accountant, transfer agent and administrator; and UMB Bank, n.a., an affiliate of UMBFS, serves as the Fund’s custodian.

First Trust Real Assets Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

A Trustee and certain officers of the Fund are employees of UMBFS. The Fund does not compensate Trustees and officers affiliated with the Fund’s administrator. For the six months ended September 30, 2024, the Fund’s allocated fees incurred for Trustees are reported on the Consolidated Statement of Operations.
Vigilant Compliance, LLC provides Chief Compliance Officer (“CCO”) services to the Fund. The Fund’s allocated fees incurred for CCO services for the six months ended September 30, 2024 are reported on the Consolidated Statement of Operations.
Ernst & Young LLP provides tax services to the Fund. The Fund’s allocated fees incurred for tax services for the six months ended September 30, 2024 are reported on the Consolidated Statement of Operations.
Note 4 — Federal Income Taxes
The Fund has elected to be treated and intends to qualify as a RIC for federal income tax purposes. As a RIC, the Fund will generally not be subject to federal corporate income tax, provided that when it is a RIC, it distributes substantially all of its income and gains each year.
At September 30, 2024, gross unrealized appreciation and depreciation of investments and short securities owned by the Fund, based on cost for federal income tax purposes, were as follows:
Cost of investments	$20,820,892
Gross unrealized appreciation	$542,423
Gross unrealized depreciation	(1,215,504)
Net unrealized depreciation on investments	$(673,081)
The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in securities transactions.
GAAP requires that certain components of net assets be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. For the year ended March 31, 2024, permanent differences in book and tax accounting have been reclassified to paid-in capital, and total distributable deficit as follows:
Increase (Decrease)
Paid-in Capital	Total Distributable Deficit
$(14,690)	$14,690
As of March 31, 2024, the components of accumulated earnings (deficit) on a tax basis were as follows:
Undistributed ordinary income	$—
Undistributed long-term capital gains	—
Tax accumulated earnings	—
Accumulated capital and other losses	(119,639)
Unrealized depreciation on investments	(986,104)
Total accumulated deficit	$(1,105,743)

First Trust Real Assets Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

The tax character of distributions paid during the year ended March 31, 2024 and March 31, 2023 were as follows:
Distribution paid from:	2024	2023
Ordinary income	$470,178	$195,938
Net long-term capital gains	82,999	2,167
Tax return of capital	353,776	—
Total taxable distributions	$906,953	$198,105
As of March 31, 2024, the Fund had no short-term or long-term net capital loss carryovers.
Note 5 — Investment Transactions
For the six months ended September 30, 2024, purchases and sales of investments, excluding short-term investments, were $888,936 and $1,935,108, respectively.
Note 6 — Indemnifications
In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.
Note 7 — Repurchase of Shares
The Fund intends to provide a limited degree of liquidity to the Shareholders by conducting quarterly repurchase offers. In each repurchase offer, the Fund may offer to repurchase its Shares at their NAV as determined as of approximately January 22, April 22, July 22 and October 22, of each year, as applicable (each such date, a “Valuation Date”). Each repurchase offer will be for no less than 5% of the Shares outstanding, but if the value of Shares tendered for repurchase exceeds the value the Fund intended to repurchase, the Fund may determine to repurchase less than the full number of Shares tendered. In such event, Shareholders will have their Shares repurchased on a pro rata basis, and tendering Shareholders will not have all of their tendered Shares repurchased by the Fund.
The results of the repurchase offers conducted during the six months ended September 30, 2024, are as follows:
	Repurchase Offer	Repurchase Offer
Commencement Date	March 22, 2024	June 21, 2024
Repurchase Request Date	April 22, 2024	July 22, 2024
Repurchase Pricing Date	April 22, 2024	July 22, 2024
Net Asset Value as of Repurchase Pricing Date
Class I Shares	$9.24	$9.21
Amount Repurchased
Class I Shares	$1,544,326	$1,452,561
Percentage of Outstanding Shares Repurchased
Class I Shares	6.86%	7.00%
Note 8 — Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also

First Trust Real Assets Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.
Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:
•
Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•
Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.
In accordance with Accounting Standards Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) investments valued at the NAV as practical expedient are no longer included in the fair value hierarchy.
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund’s investments that are measured at fair value by level within the fair value hierarchy as of September 30, 2024:
	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities	$—	$1,593,653	$—	$1,593,653
Bank Loans	—	—	472,263	472,263
Closed-End Funds	1,060,095	—	—	1,060,095
Collateralized Mortgage Obligations	—	2,430,418	—	2,430,418
Private Investment Funds	—	—	904,866	904,866
Real Estate Investment Trusts	1,392,867	—	2,405,670	3,798,537
Short-Term Investments	3,253,065	—	—	3,253,065
Subtotal	$5,706,027	$4,024,071	$3,782,799	$13,512,897
Private Investment Funds				2,874,078
Real Estate Investment Trusts				3,760,836
Total Investments				$20,147,811

First Trust Real Assets Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining value:
	Bank Loans	Private Investment Funds	Real Estate Investment Trusts
Balance as of March 31, 2024	$500,000	$934,985	$2,787,362
Transfers into Level 3	—	—	—
Transfers out of Level 3	—	—	—
Total gains or losses for the period
Included in earnings (or changes in net assets)	—	(30,119)	(52,754)
Included in other comprehensive income	—	—	—
Net purchases	—	—	—
Net sales	(27,737)	—	(328,938)
Balance as of September 30, 2024	$472,263	$904,866	$2,405,670
Change in unrealized gains or losses for the period included in earnings (or changes in net assets) for assets held at the end of the reporting period	$—	$(30,119)	$(52,754)
The following table presents additional quantitative information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of September 30, 2024:
Investments	Fair Value	Valuation Technique(s)	Unobservable Input	Range of Input
Bank Loans	$472,263	Transaction Price	Transaction Price	N/A
Private Investments Funds	$904,866	Adjusted Net Asset Value	Reported Net Asset/Fair Value Adjustments	N/A
Real Estate Investment Trusts	$2,405,670	Adjusted Net Asset Value	Reported Net Asset/Fair Value Adjustments	N/A
Note 9 — Credit Agreement
The Fund, as the borrower, has entered into a credit agreement, as amended (the “Credit Agreement”), with TriState Capital Bank as the lender. The Credit Agreement establishes a commitment by the lender to make revolving loans to the Fund in an aggregate principal amount not in excess of $1,000,000, which may be increased from time to time upon mutual agreement by the parties. The expiration date of the Credit Agreement is March 31, 2025. In connection with the Credit Agreement, the Fund has made certain customary representations and warranties and is required to comply with various customary covenants, reporting requirements and other requirements. The Credit Agreement contains events of default customary for similar financing transactions, including: (i) the failure to make principal, interest or other payments when due after the applicable grace period; (ii) the insolvency or bankruptcy of the Fund; or (iii) a change of management of the Fund. Upon the occurrence and during the continuation of an event of default, the lender may declare the outstanding advances and all other obligations under the Credit Agreement immediately due and payable. The Fund’s obligations to the lender under the Credit Agreement are secured by a first-priority security interest in substantially all of the assets of the Fund.
For the six months ended September 30, 2024, the Fund incurred a cost related to the setup and maintenance of the credit agreement (the “Commitment fees”) and for the quarterly average daily unused portion of the revolving commitment (the “Unused line of credit fees”) as reported on the Consolidated Statement of Operations. The Fund did not utilize the Credit Agreement during the six months ended September 30, 2024.

First Trust Real Assets Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

Note 10 — Commitments
Bank Loans, Collateralized Loan Obligations and Private Investment Funds may be structured to be fully funded at the time of investment or include unfunded investment commitments, which are contractual obligations for future funding. The potential investment commitments are noted as “Commitments and contingencies” as reported on the Consolidated Statement of Assets and Liabilities. The unfunded investment commitments outstanding as of September 30, 2024 are as follows:
Private Investments Funds	$1,141,835
Note 11 — Risk Factors
An investment in the Fund involves various risks. The Fund invests in and actively trades securities and other financial instruments using a variety of strategies and investment techniques with significant risk characteristics, including the risks arising from the volatility of the equity and fixed income securities.
No guarantee or representation is made that the investment program will be successful.
Certain local, regional or global events such as war, acts of terrorism, the spread of infectious illnesses and/ or other public health issues, financial institution instability or other events may have a significant impact on a security or instrument. These types of events and other like them are collectively referred to as “Market Disruptions and Geopolitical Risks” and they may have adverse impacts on the worldwide economy, as well as the economies of individual countries, the financial health of individual companies and the market in general in significant and unforeseen ways. Some of the impacts noted in recent times include but are not limited to embargos, political actions, supply chain disruptions, bank failures, restrictions to investment and/or monetary movement including the forced selling of securities or the inability to participate impacted markets. The duration of these events could adversely affect the Fund’s performance, the performance of the securities in which the Fund invests and may lead to losses on your investment. The ultimate impact of “Market Disruptions and Geopolitical Risks” on the financial performance of the Fund’s investments is not reasonably estimable at this time. Management is actively monitoring these events.
Note 12 — Recently Issued Accounting Pronouncements and Regulatory Updates
In March 2020, the FASB issued Accounting Standards Update (ASU) No. 2020-04, Reference Rate Reform (Topic 848) — Facilitation of the Effects of Reference Rate Reform on Financial Reporting. The amendments in the ASU provide optional temporary financial reporting relief from the effect of certain types of contract modifications due to the planned discontinuation of the London Interbank Offered Rate (“LIBOR”) and other interbank-offered based reference rates as of the end of 2021. The ASU is effective for certain reference rate-related contract modifications that occur during the period March 12, 2020 through December 31, 2022. In December 2022, the FASB issued ASU No. 2022-06, Reference Rate Reform (Topic 848) — Deferral of the Sunset Date of Topic 848, which extends the period through December 31, 2024. Management has reviewed the requirements and believes the adoption of these ASUs will not have a material impact on the consolidated financial statements.
Note 13 — Events Subsequent to the Period End
In preparing these consolidated financial statements, management has evaluated subsequent events through the date of issuance of the consolidated financial statements included herein.
The Board declared a cash dividend of $0.11613 per share from undistributed net investment income, payable on October 2, 2024 to Shareholders of record as of the close of business on October 1, 2024. The ex-dividend date was October 2, 2024.

First Trust Real Assets Fund
CONSOLIDATED NOTES TO FINANCIAL STATEMENTS — Continued
September 30, 2024 (Unaudited)

The Board authorized the Fund to offer to repurchase Shares from Shareholders in an amount up to 7.00% of the net assets of the Fund with an October 21, 2024 Valuation Date. Shareholders that desired to tender Shares for repurchase were required to do so on October 21, 2024. The total amount of tendered Shares was $1,401,433 for this repurchase offer.
There have been no other subsequent events that occurred during such period that would require disclosure or would be required to be recognized in the consolidated financial statements.

First Trust Real Assets Fund
FUND INFORMATION
September 30, 2024 (Unaudited)

Availability of Quarterly Portfolio Schedules
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Part F of Form N-PORT. The Fund’s Form N-PORT is available on the SEC website at www.sec.gov or without charge and upon request by calling the Fund at (877)-779-1999.
Proxy Voting Record
Information regarding how the Fund voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling the Fund at (877)-779-1999 or by accessing the Fund’s Form N-PX on the SEC’s website at www.sec.gov.
Proxy Voting Policies and Procedures
A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (877) 779-1999 or on the SEC website at www.sec.gov.
First Trust Real Assets Fund
235 West Galena Street
Milwaukee, WI 53212
Toll Free: (877) 779-1999
	TICKER	CUSIP
First Trust Real Assets Fund – Class I Shares	FTREX	33742N202

First Trust Real Assets Fund
PRIVACY POLICY
(Unaudited)

FACTS	WHAT DOES THE FUND DO WITH YOUR PERSONAL INFORMATION?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share depend on the product or service you have with us. This information can include:
•
Social Security number

•
Account balances

•
Account transactions

•
Transaction history

•
Wire transfer instructions

•
Checking account information

When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Questions?	Call 1-844-440-4450

First Trust Real Assets Fund
PRIVACY POLICY — Continued
(Unaudited)

What we do
How does the Fund protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does the Fund collect my personal information?
We collect your personal information, for example, when you
•
Open an account

•
Provide account information

•
Give us your contact information

•
Make a wire transfer

•
Tell us where to send the money

We also collect your information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?
Federal law gives you the right to limit only
•
Sharing for affiliates’ everyday business purposes — information about your creditworthiness

•
Affiliates from using your information to market to you

•
Sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. Our affiliates include companies such as First Trust Capital Management L.P.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. The Fund doesn’t share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. The Fund doesn’t jointly market.

(b)	Not applicable.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this form.

(b)	Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

Not applicable.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to semi-annual reports.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable to semi-annual reports.

(b)	There are no changes to the Portfolio Managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recent annual report on form N-CSR.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407), or this Item.

ITEM 16. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT COMPANIES.

(a)	Not applicable.

(b)	Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) Not applicable.

(a)(3) Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(4) There were no written solicitations.

(a)(5) There is no change to the registrant’s independent public accountant.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	First Trust Real Assets Fund

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date	December 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Michael Peck
Michael Peck, President
(Principal Executive Officer)

Date	December 6, 2024

By (Signature and Title)*	/s/ Chad Eisenberg
Chad Eisenberg, Treasurer
(Principal Financial Officer)

Date	December 6, 2024

* Print the name and title of each signing officer under his or her signature.